Gains and losses on derecognition of financial assets measured at amortized cost (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Total financial assets measured at amortized cost sold	€ 360	€ 173